Net trading income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net trading income (loss) [Line Items]
Net trading income (loss)			₩ 963,223
Trading assets
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities			(90,442)
Gain (loss) on valuation of equity securities			187,442
Gain (loss) on valuation of other securities			5,782
Gain (loss) on sale of debt securities			(93,528)
Gain (loss) on sale of equity securities			128,118
Gain (loss) on sale of other securities			0
Gain (loss) on transaction of derivatives			0
Net trading income (loss)			137,372
Trading liabilities
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities			(138,134)
Gain (loss) on valuation of equity securities			0
Gain (loss) on valuation of other securities			260
Gain (loss) on sale of debt securities			(20,610)
Gain (loss) on sale of equity securities			0
Gain (loss) on sale of other securities			2,440
Gain (loss) on transaction of derivatives			0
Net trading income (loss)			(156,044)
Derivatives
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities	₩ 0	₩ 0	0
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on valuation of other securities	0	0	0
Gain (loss) on sale of debt securities	0	0	0
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on sale of other securities	0	0	0
Gain (loss) on transaction of derivatives	359,187	179,928	612,670
Gain on valuation of derivatives	₩ 388,880	₩ 0	369,225
Net trading income (loss)			₩ 981,895